Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [     ];    Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                       [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Coldstream Capital Management, Inc.
Address:    2370 - 130th Avenue NE, Suite 103
            Bellevue, WA  98005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Don Gher
Title:      Chief Investment Officer
Phone:      415-885-1558


Signature, Place and Date of Signing:



            Report Type (Check only one.):
                 [ X ]  13F HOLDINGS REPORT.
                 [    ]  13F NOTICE.
                 [    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                 Report Summary:

     Number of Other Included Managers:           0

     Form 13F Information Table Entry Total:     70

     Form 13F Information Table Value Total:   ####





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]     [NONE]

Coldstream Capital Management, Inc.
FORM 13F
############
                                           Investment     Voting
                                           Discretion      Authority
             Title         Market          ----------------------------------------
              of             Value  Share                 # shrs
  Security  Class   CUSIP (x $1,000  Qty   SoleShr OthMgrsSole Shr  n/a
------------ ----- -----------------------------------------------------

COMMON STOCK
---------------------------

Coldstream Capital Management, Inc.
FORM 13F
March 31, 2000

            Title                          Investment DiscVoting Authority
            of                             -----------------------------------------------
Security    Class  CUSIP  Market VaQuantitySoleSharOthManaSole SharNone
-----------------  ----------------------------------------------------------


COMMON STOCK
------------
ABM, Inc.          0009571     1841   78350x              77350 450
                                 24    1000    1           1000
Albertson's, Inc.  0131041     1464   47413x              46783
                                 19     630    1            630
Ambassadors Int'l I0231781      520   40000x              40000
American Int'l Grou0268741     5439   49668x              49031 300
                                 70     637    1            637
                                 29     262        x
Amgen Inc.         0311621     8300  135228x              ##### 400
                                117    1900    1           1900
                                 31     500        x
Applied Micro Circu03822W1      225    1500x               1500
Automatic Data Proc0530151     4110   85180x              84080 500
                                 53    1100    1           1100
                                 24     500        x
Bankamerica Corp.  06605F1     3405   64936x              64236 650
                                 37     700    1            700
                                 26     500        x
Bristol-Myers Squib1101221      410    7068x               7068
Chase Manhattan Cor16161A1      338    3878x               3878
Cisco Systems Inc. 17275R1    12028  155581x              ##### 550
                                139    1800    1           1800
                                 39     500        x
Citigroup -- NEW   1729671      301    5025x               5025
Coca-Cola          1912161     1061   22603x              22303
                                 14     300    1            300
Computer Sciences C2053631     5434   68670x              67970 300
                                 55     700    1            700
                                 24     300        x

                          ----------------
Page Total                    45575


Coldstream Capital Management, Inc.
FORM 13F
############
                                           Investment     Voting
                                           Discretion      Authority
             Title         Market          ----------------------------------------
              of             Value  Share                 # shrs
  Security  Class   CUSIP (x $1,000  Qty   SoleShr OthMgrsSole Shr  n/a
------------ ----- -----------------------------------------------------

Costco Wholesale Co22160k1     6308  120010x              ##### 600
                                110    2100    1           2100
                                 37     700        x
Dell Computer Corp.2470251     5693  105542x              ##### 775
                                 86    1600    1           1600
                                 38     700        x
EMC Corp./Mass     2686481      343    2724x               2724
Elan Corp PLC      2841312     7272  153100x              ##### 350
                                 81    1700    1           1700
                                 29     600        x
Emerson Electric   2910111     2146   40400x              40200
                                 11     200    1            200
Federal Nat'l Mtg A3135861      209    3700x               3700
First Tennessee Int3371621      226   11127x              11127
Flextronics Inc.   Y2573F1      236    3350x               3350
Freddie Mac        3134003     3611   81730x              80530 600
                                 53    1200    1           1200
                                 22     500        x
General Electric   3696041     6651   42737x              42312 225
                                 66     425    1            425
                                 12      75        x
Gold Reserve Glass 38068N1        7   10400x              10400
Golden Rule Resourc3.8E+08        3   25000x              25000
Hewlett Packard Co.4282361     5803   43775x              43125 200
                                 86     650    1            650
                                 33     250        x
Home Depot         4370761      204    3168x               3168
Infospace Inc.     45678T1      319    2195x               2195
Intel Corp.        4581401     9492   71945x              70945 300
                                132    1000    1           1000
                                 53     400        x

                          ----------------
Page Total                    49373


Coldstream Capital Management, Inc.
FORM 13F
############
                                           Investment     Voting
                                           Discretion      Authority
             Title         Market          ----------------------------------------
              of             Value  Share                 # shrs
  Security  Class   CUSIP (x $1,000  Qty   SoleShr OthMgrsSole Shr  n/a
------------ ----- -----------------------------------------------------

International Absor45885E1        8   10000x              10000
Johnson & Johnson  4781601     3745   53315x              52715 400
                                 42     600    1            600
                                 21     300        x
Knight Ridder      4990401     2153   42000x              41500
                                 26     500    1            500
Kroger Co.         5010441     3228  183815x              #####1800
                                 60    3430    1           3430
                                 26    1500        x
Kushner Locke Compa5013374      240   60834x              60834
Lucent Technologies5494631      268    4317x               4317
Marsh & Mclennan Co5717481     6165   55890x              54915 275
                                108     975    1            975
                                 30     275        x
Medtronic Inc.     5850551     6199  120515x              ##### 500
                                 67    1300    1           1300
                                 36     700        x
Merck & Co.        5893311     3834   61720x              60920 350
                                 50     800    1            800
                                 25     400        x
Microsoft Corp.    5949181    12455  117224x              #####
                                124    1170    1           1170
                                 27     250        x
Minuteman Int'l Inc6045401      855  106900x              #####
Nokia              6549022      375    1690x               1690
Northern Bank of Co66476P1      204   96185x              96185
Northern Trust Corp6658591     4920   72825x              71525 300
                                 88    1300    1           1300
                                 54     800        x
Oracle Corp        68389X1      763    9775x               9475
                                 23     300    1            300

                          ----------------
Page Total                    46220


Coldstream Capital Management, Inc.
FORM 13F
############
                                           Investment     Voting
                                           Discretion      Authority
             Title         Market          ----------------------------------------
              of             Value  Share                 # shrs
  Security  Class   CUSIP (x $1,000  Qty   SoleShr OthMgrsSole Shr  n/a
------------ ----- -----------------------------------------------------

Pentair, Inc.      7096311     4109  110875x              ##### 400
                                 48    1300    1           1300
                                 22     600        x
PepsiCo Inc.       7134481     3094   88715x              87515 575
                                 42    1200    1           1200
                                 21     600        x
Pfizer Inc.        7170811     3770  103105x              ##### 400
                                 46    1250    1           1250
                                 24     650        x
Pioneer Group      7236841      356   15300x              15300
Pitney Bowes, Inc. 7244791     2544   56925x              56125 150
                                 36     800    1            800
Platinum Entertainm7279091      242   80500x              80500
RPM, Inc.          7496851     1225  111400x              #####
                                 14    1250    1           1250
Regis Corp.        7589321      844   57000x              57000
Ryan's Family Steak7835191      984  102900x              #####
SBC Communications,78387G1     2721   64582x              63582
                                 42    1000    1           1000
Safeway, Inc.      7865142      210    4650x               4650
Schmitt Industries,8068701      224   78000x              78000
Si Diamond Tech Inc7842491      157   53320x              53320
Sonus Corp         8356911      105   24800x              24800
Starbucks Corp.    8552441     6399  142795x              ##### 350
                                 81    1800    1           1800
                                 27     600        x
Sun Microsystems   8668101    10324  110180x              ##### 300
                                 75     800    1            800
SunGard Data Sys In8673631     5025  133125x              ##### 375
                                 94    2500    1           2500
                                 57    1500        x

                          ----------------
Page Total                    42961


Coldstream Capital Management, Inc.
FORM 13F
############
                                           Investment     Voting
                                           Discretion      Authority
             Title         Market          ----------------------------------------
              of             Value  Share                 # shrs
  Security  Class   CUSIP (x $1,000  Qty   SoleShr OthMgrsSole Shr  n/a
------------ ----- -----------------------------------------------------

Sysco Corp.        8718291     4785  132450x              ##### 900
                                 40    1100    1           1100
                                 25     700        x
Telefonica de Espan8793822     1472   19795x              19445 300
                                 26     350    1            350
                                 26     350        x
Tellabs Inc.       8796641     4096   65035x              64135 550
                                 57     900    1            900
                                 38     600        x
Textron, Inc.      8832031     3470   57005x              56005 500
                                 61    1000    1           1000
                                 33     550        x
Veritas Software   9234361      403    3075x               3075
Vodafone Group Publ92857T1     1608   28945x              28445 400
                                 28     500    1            500
                                 28     500        x
Xilinx             9839191      248    3000x               3000
Yahoo Inc Com      9843321      594    3468x               3468
                          ----------------
                             201168

                          ----------------
GRAND TOTAL                  201168
                          ================

                          ----------------
Page Total                    17039
